Note 10 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
10.
COMMITMENTS AND CONTINGENCIES

Employment Agreement

On
February 25, 2020,
as per approval of the Compensation Committee (the “Committee”) of the board of directors of the Company
,
 the Company entered into an employment agreement (the “Agreement”) with Steven Wolberg, the Company's Chief Legal Officer and Corporate Secretary. The Agreement provides for continuation of the current base salary of
$250,000.
The term of the Agreement is
5
years, with subsequent
1
-year renewals. The Agreement provides for a sign-on bonus of
10,000
shares of Company's common stock, to be granted to Mr. Wolberg pursuant to the Company's equity incentive plan, the severance in the amount of two
times annual base salary of Mr. Wolberg if Mr. Wolberg's employment is terminated by the Company without “cause” (as defined in the Agreement) or Mr. Wolberg terminates the employment for “good reason” (as defined in the Agreement). For each fiscal year during the term of the Agreement, the Agreement provides for a bonus arrangement equal to
50%
of Mr. Wolberg's base salary, payable in the Company's shares of common stock or, at the Company's discretion, in cash. Further, for each fiscal year during the term of the Agreement, Mr. Wolberg will be eligible to receive long-term equity incentive awards, as determined by the Committee at the time of grant, pursuant to the Company's equity incentive plan.

Minimum Billing Processing Fees Commitment

We have non-exclusive agreements with
two
of our processors to provide services related to processing. The agreements require us to submit a minimum number of  billable processing fees. If we submit an amount that is lower than the minimum, we are required to pay to each processor the fees it would have received if we had submitted the required minimum number of billable processing fees. As of
March 31, 2021,
the aggregate minimum monthly processing fees for these processors amounts to approximately
$150,000
 per month.

Leases

North American Transaction Solutions

During
May 2013,
we entered into a lease agreement, for approximately
4,101
square feet of office space located at
3363
N.E.
163rd
Street, Suites
705
through
707,
North Miami Beach, Florida
33160.
The term of the lease agreement was from
May 1, 2013
through
December 31, 2016,
with monthly rent increasing from
$16,800
per month at inception to
$19,448
per month (or
$233,377
per year) for the period from
January 1, 2016
through
December 31, 2016.
The lease was extended for a period of
five
years commencing
August 1, 2017
and expiring
July 31, 2022
with equal monthly base rent installments of
$14,354
(
$172,248
per year) plus sales tax. In
September 2020,
we entered into an agreement with the Landlord modifying this existing lease. In consideration of payment to Landlord of the sum of
$65,600,
the Company surrendered all existing premises occupied by it and entered into a new
4
year lease for a smaller premises at Unit
#707
in the same building for a monthly rent of
$2,954.
There will be a
$65,600
payment payable as follows: (
1
)
$22,700
due upon the execution of the Modification of Lease Agreement; (
2
)
$20,100
due on or before
December 31, 2020;
and (
3
)
$22,800
due on or before
March 31, 2021.
Except as previously mentioned, all other terms and conditions of the initial lease agreement continues to remain in effect.

On
September 26, 2019,
we entered into a lease for additional office space in the building that our current office space is located for our North American Transactions Solutions. The space is for
5,875
square feet and the term is for
5
years commencing on
September 23, 2019
and expiring on
September 30, 2024.
The monthly base rent is
$16,156
(
$193,875
per year) plus sales tax. In consideration of our Company foregoing its rights to credits from the landlord towards the cubicle installation and foregoing its rights to one
(
1
) of the (
2
) month rent deposits prepaid to the landlord, the lease was amended. The amended lease requires the Company to begin paying
$11,500
effective
July 7, 2020,
with the original monthly rent payment of
$16,156
commencing on
January 1, 2021.
In addition, commencing on
March 1, 2021,
our Company will begin making up the difference between the original monthly lease payment of
$16,156
and the amended monthly lease payment of
$11,500,
the deferred monthly rent, by paying the landlord an additional
$2,000
per month until the deferred portion of the rent is fully repaid. All outstanding amounts of deferred rent shall be subject to interest at an annual the rate of
4%.
The Company occupied the space in
July
of
2020.

Net Element Software, our subsidiary, currently leases approximately
1,654
square feet of office space in Yekaterinburg, Russia, where we develop value added services, mobile applications, smart terminals applications, sales central ERP system development and marketing activities, at an annual rent of approximately
$21,000.The
lease term expired on
June 1, 2019
and was renewed with indefinite terms.

International Transaction Solutions

The Company occupies an office in Moscow, Russia with approximately
1600
square feet at an annual rent of
$50,900,
 which lease expired on
February 10, 2020.
This lease was renewed with indefinite terms.

We believe that our current facilities are suitable and adequate for our present purposes, and we anticipate that we will be able to extend our existing leases on terms satisfactory to us or move to new facilities on acceptable terms.

The following table presents a reconciliation of the undiscounted future minimum lease payments, under the lease for the premises we occupy for our North American Transaction Solutions segment's U.S. headquarters, to the amounts reported as operating lease liabilities on the consolidated balance sheet as of
March 31, 2021
:

Total
Undiscounted future minimum lease payments:
2021 (remainder of year)	$172,258
2022	230,660
2023	231,764
2024	222,926
2025	129,250
Total	$986,858
Amount representing imputed interest	(218,882)
Total operating lease liability	767,977
Current portion of operating lease liability	(107,355)
Operating Lease Liability, non-current	$660,622

As of March 31, 2021
Remaining term on Leases	4.00
Incremental borrowing rate	12%

As of
March 31, 2021
, the future minimum lease payments under other operating leases, not
subject to Topic
842,
are approximately
$19,000

for the remainder of the year.

Litigation, Claims, and Assessments

With respect to all legal, regulatory and governmental proceedings, and in accordance with ASC
450
-
20,
Contingencies
—
Loss

Contingencies
, we consider the likelihood of a negative outcome. If we determine the likelihood of a negative outcome with respect to any such matter is probable and the amount of the loss can be reasonably estimated, we record an accrual for the estimated amount of loss for the expected outcome of the matter. If the likelihood of a negative outcome with respect to material matters is reasonably possible and we are able to determine an estimate of the amount of possible loss or a range of loss, whether in excess of a related accrued liability or where there is no
accrued liability, we disclose the estimate of the amount of possible loss or range of loss. However, management in some instances may
be unable to estimate an amount of possible loss or range of loss based on the significant uncertainties involved in, or the preliminary nature of, the matter, and in these instances we will disclose the nature of the contingency and describe why we are unable to determine an estimate of possible loss or range of loss.

In addition, we are involved in ordinary course legal proceedings, which include all claims, lawsuits, investigations and proceedings, including unasserted claims, which are probable of being asserted, arising in the ordinary course of business and otherwise not
described below. We have considered all such ordinary course legal proceedings in formulating our disclosures and assessments, which are not
expected to have a material adverse effect on our consolidated financial statements.

Aptito.com, Inc
.

On
August 6, 2014,
our subsidiary (Aptito, LLC) filed a lawsuit against Aptito.com, Inc. and the shareholders of Aptito.com, Inc., in state court in the
11th
Judicial Circuit in and for Miami-Dade County. This is an interpleader action in regards to
125,000
shares of our stock. Aptito, LLC acquired Aptito.com, Inc. in exchange for, among other things,
125,000
shares (prior to adjustment for
two one
-for-
ten
reverse stock splits) of our stock. There has been disagreements among the Aptito.com, Inc. shareholders as to proper distribution of the
125,000
shares (prior to adjustment for
two one
-for-
ten
reverse stock splits). To avoid any liability in regards to improper distribution, Aptito, LLC filed the interpleader action so as to allow the Defendants to litigate amongst themselves as to how the shares (prior to adjustment for two one
- for-
ten
reverse stock splits) should be distributed. Aptito.com, Inc. opposed the motion to interplead and filed counterclaims relative to Aptito, LLC for non-delivery of the
125,000
shares (prior to adjustment for
two one
-for-
ten
reverse stock splits).

On
July 18, 2017,
the Court granted Aptito LLC's motion to interplead and also indicated that Aptito, LLC could not
be held liable for any alleged damages relative to the purported non- delivery of the
125,000
shares after the interpleader action was filed on
August 6, 2014.

In
March 2018,
a new Judge in the case ruled that Aptito.com, Inc. was entitled to receive
125,000
newly issued shares of our common stock, but indicated that he was not
ruling that we were required to issue such shares. We plan to appeal this ruling, and our legal counsel is addressing the counterclaims filed by Aptito.com, Inc. in this matter.

In
July 2018,
our counsel was disqualified due to a conflict of interest. We engaged a new law firm to represent our ongoing interests in this case. Since that time, there have been multiple Motions and claims brought by Aptito.com, Inc., including the request for rescission of the asset purchase agreement that gave rise to the share issuance obligation. All of these Motions and claims are being vigorously defended.

A court ordered mediation conference was held on
April 24, 2019
but the parties were unable to reach a settlement. On
May 1, 2019
the Court denied Aptito.com, Inc.'s Motion for Summary Judgement and further hearings on a variety of Motions were scheduled in this matter.

On
August 14, 2019,
the court granted final Summary Judgment in favor of the Company, removing Net Element as a party to the lawsuit and denying Aptito.com, Inc's Motion for rehearing and reconsideration of this matter. Aptito, LLC, in which the Company has a majority ownership interest, remains a Defendant in this litigation. On
September 17, 2019,
the court granted the Company's Motion for sanctions against the attorney representing Aptito.com, Inc. in this matter. The Company is pursuing collection of legal fees incurred from the Plaintiff and their attorney. This matter was pending a special set hearing to be held on
March 23, 2020.
That hearing was postponed and rescheduled for hearing in
July 2020.
On
July 23, 2020,
the Court entered a judgement against the attorney representing Aptito.com and awarded attorney fees to the Company. The attorney stated on the record he will be filing for bankruptcy. In
August 2020,
Plaintiffs attorney, filed an appeal against the Judgement. This matter is still proceeding. The Company intends pursuing recovery from the attorney.

Gene Zel
l

In
June 2014,
we, as plaintiff, commenced an action in the Miami-Dade Circuit Court, Florida against Gene Zell ("Zell") for defamation of our Company and CEO and tortious interference with our business relationships. In
October 2014,
the court granted a temporary injunction against Zell enjoining him from posting any information about our Company and/or CEO on any website and enjoining him from contacting our business partners or investors. Zell violated the Court Order and the Court granted a Motion imposing sanctions against Zell. We continue to seek enforcement of the Court Order.

In
April 2015,
Zell filed a Motion to set aside the Court Order alleging he was unaware of the Court Proceedings. The Court, on
August 26, 2015,
dismissed Zell's Motion to dissolve the injunction. In
March 2017
the Court dismissed another Motion brought by Zell to dissolve the injunction. Accordingly, the injunction order prohibiting Zell from making further defamatory posts remains in place.

In
2018,
we filed a motion to enforce the injunction and contempt orders against Zell. The court upheld the injunction and we continue to vigorously protect its interests. We are pursuing an action for damages sustained as a result of the defamation.

On
September 20, 2019,
the Court granted a Permanent Injunction against Zell. The Company is evaluating pursuing actions against Zell for collection of legal fees and damages.

A trial was scheduled for
April 2020
on the issue of Net Element's damages. However, Zell recently filed bankruptcy, so that trial and all further legal proceedings involving Zell will be stayed as a result of the automatic bankruptcy stay.

Georgia Notes
18,
LLC

On
March 22, 2021,
the Company was notified that
one
of its shareholder, Georgia Notes
18,
LLC, filed an action in the Delaware Chancery Court to compel inspection of the Company's books and records pertaining to a
2014
transaction in which the shareholder had an interest. The Company has engaged counsel to protect its interests in this matter. A hearing on this matter is scheduled for
August 31, 2021.
At this time, the Company cannot predict the eventual outcome of this matter.

NOTE
10.
COMMITMENTS AND CONTINGENCIES

Employment Agreement

On
February 25, 2020,
as per approval of the Compensation Committee (the “Committee”) of the Board of Directors of the Company, the Company entered into an employment agreement (the “Agreement”) with Steven Wolberg, the Company's Chief Legal Officer and Corporate Secretary. The Agreement provides for continuation of the current base salary of
$250,000.
The term of the Agreement is
5
years, with subsequent
1
-year renewals. The Agreement provides for a sign-on bonus of
10,000
shares of Company's common stock, to be granted to Mr. Wolberg pursuant to the Company's equity incentive plan, the severance in the amount of two
times annual base salary of Mr. Wolberg if Mr. Wolberg's employment is terminated by the Company without “cause” (as defined in the Agreement) or Mr. Wolberg terminates the employment for “good reason” (as defined in the Agreement). For each fiscal year during the term of the Agreement, the Agreement provides for a bonus arrangement equal to
50%
of Mr. Wolberg's base salary, payable in the Company's shares of common stock or, at the Company's discretion, in cash. Further, for each fiscal year during the term of the Agreement, Mr. Wolberg will be eligible to receive long-term equity incentive awards, as determined by the Committee at the time of grant, pursuant to the Company's equity incentive plan.

Minimum Billing Processing Fees Commitment

We have non-exclusive agreements with
two
of our processors to provide services related to processing. The agreements require us to submit a minimum number of billable processing fees. If we submit an amount that is lower than the minimum, we are required to pay to each processor the fees it would have received if we had submitted the required minimum number of billable processing fees. As of
December 31, 2020,
the aggregate minimum monthly processing fees for these processors amounts to approximately
$150,000
per month.

Leases

North American Transaction Solutions

During
May 2013,
we entered into a lease agreement, for approximately
4,101
square feet of office space located at
3363
N.E.
163rd
Street, Suite
606,
North Miami Beach, Florida
33160.
The term of the lease agreement was from
May 1, 2013
through
December 31, 2016,
with monthly rent increasing from
$16,800
per month at inception to
$19,448
per month (or
$233,377
per year) for the period from
January 1, 2016
through
December 31, 2016.
The lease was extended for a period of
five
years commencing
August 1, 2017
and expiring
July 31, 2022
with equal monthly base rent installments of
$14,354
(
$172,248
per year) plus sales tax. In
September 2020,
we entered into an agreement with the Landlord modifying this existing lease. In consideration of payment to Landlord of the sum of
$65,600,
the Company surrendered all existing premises occupied by it and entered into a new
4
year lease for a smaller premises at Unit
#707
in the same building for a monthly rent of
$2,954.
There will be a
$65,600
payment payable as follows: (
1
)
$22,700
due upon the execution of the Modification of Lease Agreement; (
2
)
$20,100
due on or before
December 31, 2020;
and (
3
)
$22,800
due on or before
March 31, 2021.
Except as previously mentioned, all other terms and conditions of the initial lease agreement continues to remain in effect. The first
two
payments have been made and the Company is expected to make the third
payment on
March 31, 2021,
at this time. On
September 26, 2019,
we entered into a lease for additional office space in the building that our current office space is located for our North American Transactions Solutions. The space is for
5,875
square feet and the term is for
5
years commencing on
September 23, 2019
and expiring on
September 30, 2024.
The monthly base rent is
$16,156
(
$193,875
per year) plus sales tax. In consideration of our Company foregoing its rights to credits from the landlord towards the cubicle installation and foregoing its rights to one
(
1
) of the (
2
) month rent deposits prepaid to the landlord , the lease was amended. The amended lease requires the Company to begin paying
$11,500
effective
July 7, 2020,
with the original monthly rent payment of
$16,156
commencing on
January 1, 2021.
In addition, commencing on
March 1, 2021,
our Company will begin making up the difference between the original monthly lease payment of
$16,156
and the amended monthly lease payment of
$11,500,
the deferred monthly rent, by paying the landlord an additional
$2,000
per month until the deferred portion of the rent is fully repaid. All outstanding amounts of deferred rent shall be subject to interest at an annual the rate of
4%.
The Company occupied the space in
July
of
2020.
Net Element Software, our subsidiary, currently leases approximately
1,654
square feet of office space in Yekaterinburg, Russia, where we develop value added services, mobile applications, smart terminals applications, sales central ERP system development and marketing activities, at an annual rent of approximately
$21,000.The
lease term expired on
June 1, 2019
and was renewed with indefinite terms.

International Transaction Solutions

The Company occupies an office in Moscow, Russia with approximately
1600
square feet at an annual rent of approximately
$50,900,
which lease expired on
February 10, 2020.
This lease was renewed with indefinite terms. We believe that our current facilities are suitable and adequate for our present purposes, and we anticipate that we will be able to extend our existing leases on terms satisfactory to us or move to new facilities on acceptable terms. The following table presents a reconciliation of the undiscounted future minimum lease payments, under the lease for the premises we occupy for our North American Transaction Solutions segment's U.S. headquarters, to the amounts reported as operating lease liabilities on the consolidated balance sheet as of
December 31, 2020:

Total
Undiscounted future minimum lease payments:
2021	$229,589
2022	230,660
2023	231,764
2024	222,926
2025	129,250
Total	$1,044,189
Amount representing imputed interest	(242,596)
Total operating lease liability	801,593
Current portion of operating lease liability	(140,973)
Operating Lease Liability, non-current	$660,621

As of December 31, 2020
Remaining term on Leases	4.00
Incremental borrowing rate	12%

As of
December 31, 2020,
the future minimum lease payments under other operating leases, not
subject to Topic
842,
approximates
$21,000
on a yearly basis.

Litigation, Claims, and Assessments

With respect to all legal, regulatory and governmental proceedings, and in accordance with ASC
450
-
20,
Contingencies—Loss Contingencies, we consider the likelihood of a negative outcome. If we determine the likelihood of a negative outcome with respect to any such matter is probable and the amount of the loss can be reasonably estimated, we record an accrual for the estimated amount of loss for the expected outcome of the matter. If the likelihood of a negative outcome with respect to material matters is reasonably possible and we are able to determine an estimate of the amount of possible loss or a range of loss, whether in excess of a related accrued liability or where there is no
accrued liability, we disclose the estimate of the amount of possible loss or range of loss. However, management in some instances may
be unable to estimate an amount of possible loss or range of loss based on the significant uncertainties involved in, or the preliminary nature of, the matter, and in these instances we will disclose the nature of the contingency and describe why we are unable to determine an estimate of possible loss or range of loss.

In addition, we are involved in ordinary course legal proceedings, which include all claims, lawsuits, investigations and proceedings, including unasserted claims, which are probable of being asserted, arising in the ordinary course of business and otherwise not
described below. We have considered all such ordinary course legal proceedings in formulating our disclosures and assessments, which are not
expected to have a material adverse effect on our consolidated financial statements.

Aptito.com, Inc.

On
August 6, 2014,
our subsidiary (Aptito, LLC) filed a lawsuit against Aptito.com, Inc. and the shareholders of Aptito.com, Inc., in state court in the
11th
Judicial Circuit in and for Miami-Dade County. This is an interpleader action in regards to
125,000
shares of our stock. Aptito, LLC acquired Aptito.com, Inc. in exchange for, among other things,
125,000
shares (prior to adjustment for
two one
-for-
ten
reverse stock splits) of our stock. There has been disagreements among the Aptito.com, Inc. shareholders as to proper distribution of the
125,000
shares (prior to adjustment for
two one
-for-
ten
reverse stock splits). To avoid any liability in regards to improper distribution, Aptito, LLC filed the interpleader action so as to allow the Defendants to litigate amongst themselves as to how the shares (prior to adjustment for two one
- for-
ten
reverse stock splits) should be distributed. Aptito.com, Inc. opposed the motion to interplead and filed counterclaims relative to Aptito, LLC for non-delivery of the
125,000
shares (prior to adjustment for
two one
-for-
ten
reverse stock splits).

On
July 18, 2017,
the Court granted Aptito LLC's motion to interplead and also indicated that Aptito, LLC could not
be held liable for any alleged damages relative to the purported non- delivery of the
125,000
shares after the interpleader action was filed on
August 6, 2014.

In
March 2018,
a new Judge in the case ruled that Aptito.com, Inc. was entitled to receive
125,000
newly issued shares of our common stock, but indicated that he was not
ruling that we were required to issue such shares. We plan to appeal this ruling, and our legal counsel is addressing the counterclaims filed by Aptito.com, Inc. in this matter.

In
July 2018,
our counsel was disqualified due to a conflict of interest. We engaged a new law firm to represent our ongoing interests in this case. Since that time, there have been multiple Motions and claims brought by Aptito.com, Inc., including the request for rescission of the asset purchase agreement that gave rise to the share issuance obligation. All of these Motions and claims are being vigorously defended.

A court ordered mediation conference was held on
April 24, 2019
but the parties were unable to reach a settlement. On
May 1, 2019
the Court denied Aptito.com, Inc.'s Motion for Summary Judgement and further hearings on a variety of Motions were scheduled in this matter.

On
August 14, 2019,
the court granted final Summary Judgment in favor of the Company, removing Net Element as a party to the lawsuit and denying Aptito.com, Inc's Motion for rehearing and reconsideration of this matter. Aptito, LLC, in which the Company has a majority ownership interest, remains a Defendant in this litigation. On
September 17, 2019,
the court granted the Company's Motion for sanctions against the attorney representing Aptito.com, Inc. in this matter. The Company is pursuing collection of legal fees incurred from the Plaintiff and their attorney. This matter was pending a special set hearing to be held on
March 23, 2020.
That hearing was postponed and rescheduled for hearing in
July 2020.
On
July 23, 2020,
the Court entered a judgement against the attorney representing Aptito.com and awarded attorney fees to the Company. The attorney stated on the record he will be filing for bankruptcy. In
August 2020,
Plaintiffs attorney, filed an appeal against the Judgement. This matter is still proceeding. The Company intends pursuing recovery from the attorney.

Gene Zell

In
June 2014,
we, as plaintiff, commenced an action in the Miami-Dade Circuit Court, Florida against Gene Zell ("Zell") for defamation of our Company and CEO and tortious interference with our business relationships. In
October 2014,
the court granted a temporary injunction against Zell enjoining him from posting any information about our Company and CEO on any website and enjoining him from contacting our business partners or investors. Zell violated the Court Order and the Court granted a Motion imposing sanctions against Zell. We continue to seek enforcement of the Court Order.

In
April 2015,
Zell filed a Motion to set aside the Court Order alleging he was unaware of the Court Proceedings. The Court, on
August 26, 2015,
dismissed Zell's Motion to dissolve the injunction. In
March 2017
the Court dismissed another Motion brought by Zell to dissolve the injunction. Accordingly, the injunction order prohibiting Zell from making further defamatory posts remains in place.

In
2018,
we filed a motion to enforce the injunction and contempt orders against Zell. The court upheld the injunction and we continue to vigorously protect its interests. We are pursuing an action for damages sustained as a result of the defamation.

On
September 20, 2019,
the Court granted a Permanent Injunction against Zell. The Company is evaluating pursuing actions against Zell for collection of legal fees and damages.

A trial was scheduled for
April 2020
on the issue of Net Element's damages. However, Zell recently filed bankruptcy, so that trial and all further legal proceedings involving Zell will be stayed as a result of the automatic bankruptcy stay.

Georgia Notes
18,
LLC

On
March 22, 2021,
the Company was notified that
one
of its shareholder, Georgia Notes
18,
LLC, filed an action in the Delaware Chancery Court to compel inspection of the Company's books and records pertaining to a
2014
transaction in which the shareholder had an interest. The Company has engaged counsel to protect its interests in this matter. At this time, the Company cannot predict the eventual outcome of this matter.